Regulatory Matters	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Regulatory Matters

(15) Regulatory Matters

Banking regulations limit the amount of dividends that the Banks may pay without prior approval of the regulatory authorities. These restrictions are based on the level of regulatory classified assets, the prior years’ net earnings, and the ratio of equity capital to total assets.

The Bank is subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the financial statements. Under certain adequacy guidelines and the regulatory framework for prompt corrective action, specific capital guidelines that involve quantitative measures of the assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices must be met. The capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

In July 2013, the federal bank regulatory agencies issued final rules implementing the Basel III regulatory capital framework as required by the Dodd-Frank Wall Street Reform and Consumer Protection Act. The final rules took effect for the Bank on January 1, 2015, subject to a transition period for certain parts of the rules. The rules revise the minimum capital requirements and adjust the prompt corrective action thresholds applicable to financial institutions under the agencies’ jurisdiction. The rules revise the regulatory capital elements, add a new common equity Tier 1 capital ratio, increase the minimum Tier 1 capital ratio requirements, and implement a new capital conservation buffer. The rules also permit certain banking organizations to retain, through a one-time election, the existing treatment of accumulated other comprehensive income. The Bank has made the election to retain the existing treatment for accumulated other comprehensive income.

The rules are intended to provide an additional measure of a bank’s capital adequacy by assigning weighted levels of risk to asset categories. Banks are also required to systematically maintain capital against such “off-balance sheet” activities as loans sold with recourse, loan commitments, guarantees, and standby letters of credit. These guidelines are intended to strengthen the quality of capital by increasing the emphasis on common equity and restricting the amount of loan loss reserves and other forms of equity, such as preferred stock, that may be included in capital. Certain items, such as goodwill and other intangible assets, are deducted from capital in arriving at the various regulatory capital measures, such as common equity Tier 1 capital, Tier 1 capital, and total risk-based capital.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of Total and Tier 1 Capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 Capital (as defined) to average assets (as defined). Management believes, as of December 31, 2018 and 2017, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2018 and 2017, the most recent notification from the regulators categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table below. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The following table presents the Bank’s capital amounts and ratios with the required minimum levels for capital adequacy purposes including the phase in of the capital conservation buffer under Basel III and minimum levels to be well capitalized (as defined) under the regulatory prompt corrective action regulations.

The Bank’s actual capital amounts (in thousands) and ratios are also presented in the table below.

As of December 31, 2018:	Actual		Required For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital (To Risk-Weighted Assets)	$115,721	14.253%	$80,174	>= 9.875%	$81,189	>= 10.000%
Common Equity Tier 1 Capital (To Risk- weighted Assets)	109,144	13.443%	51,758	>= 6.375%	$52,773	>= 6.500%
Tier 1 Capital (To Risk-Weighted Assets)	109,144	13.443%	63,936	>= 7.875%	$64,951	>= 8.000%
Tier 1 Capital (To Average Assets)	109,144	14.006%	31,172	>= 4.000%	$38,965	>= 5.000%

As of December 31, 2017:	Actual		Required For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital (To Risk-Weighted Assets)	$89,604	14.325%	$57,859	>= 9.250%	$62,551	>= 10.000%
Common Equity Tier 1 Capital (To Risk- weighted Assets)	84,724	13.545%	35,967	>= 5.750%	$40,658	>= 6.500%
Tier 1 Capital (To Risk-Weighted Assets)	84,724	13.545%	45,349	>= 7.250%	$50,040	>= 8.000%
Tier 1 Capital (To Average Assets)	84,724	10.429%	32,497	>= 4.000%	$40,621	>= 5.000%